Label	Element	Value
Innovator Equity Dual Directional 15 Buffer ETF™ - November | SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $6.88 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	100.10%
Innovator Equity Dual Directional 15 Buffer ETF™ - November | SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $572.93 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	13.60%
Innovator Equity Dual Directional 15 Buffer ETF™ - November | SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $682.11 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.50%
Innovator Equity Dual Directional 15 Buffer ETF™ - November | SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $750.27 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(3.10%)
Innovator Equity Dual Directional 15 Buffer ETF™ - November | SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $579.76 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(16.40%)